HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)
Disclosure of detailed information about hedges [line items]
Other financial liabilities, hedge net foreign investment				$ 1,095		$ 275
Hedging instrument, liabilities					$ 3,568		$ 55,813
Hedging instrument, assets					$ 20,854		44,248
Reclassification adjustments on cash flow hedges, net of tax	$ (9,391)	$ 16,859	$ 34,183
Bottom of range [member]
Disclosure of detailed information about hedges [line items]
Percentage of hedging effectiveness				80	80
Top of range [member]
Disclosure of detailed information about hedges [line items]
Percentage of hedging effectiveness				125	125
Hedges of net investment in foreign operations | Multi financial holding and other subsidiaries and branches [member]
Disclosure of detailed information about hedges [line items]
Bonds issued designated as hedging instruments				$ 510		$ 1,486
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					$ 61,142		$ 7,943